Investment Securities (Carrying Value And Fair Value Of Securities Held-To-Maturity) (Details) - USD ($) $ in Millions	Dec. 31, 2015	Dec. 31, 2014
U.S. Government Agency Mortgage-Backed Securities [Member]
Schedule of Held-to-maturity Securities [Line Items]
Amortized Cost	$ 147.2	$ 156.3
Gross Unrealized Gains	1.1	2.5
Gross Unrealized Losses	(2.6)	(1.9)
Fair Value	145.7	156.9
State And Municipal [Member]
Schedule of Held-to-maturity Securities [Line Items]
Amortized Cost	37.1	48.1
Gross Unrealized Gains		0.1
Gross Unrealized Losses	(1.6)	(1.8)
Fair Value	35.5	46.4
Foreign Government [Member]
Schedule of Held-to-maturity Securities [Line Items]
Amortized Cost	13.5	37.9
Gross Unrealized Gains		0.1
Gross Unrealized Losses
Fair Value	13.5	38.0
Corporate - Foreign [Member]
Schedule of Held-to-maturity Securities [Line Items]
Amortized Cost	102.3	110.0
Gross Unrealized Gains	4.5	9.0
Gross Unrealized Losses
Fair Value	106.8	119.0
Debt Securities [Member]
Schedule of Held-to-maturity Securities [Line Items]
Amortized Cost	300.1	352.3
Gross Unrealized Gains	5.6	11.7
Gross Unrealized Losses	(4.2)	(3.7)
Fair Value	$ 301.5	$ 360.3